STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Operating activities
Royalties received	$ 16,676,092	$ 26,727,564
Arbitration award		71,185,029
Interest received	1,202,747	1,693,908
Expenses paid	(3,474,291)	(5,670,405)
Net cash from operating activities	14,404,548	93,936,096
Financing activity
Distributions to unitholders	(91,446,470)	(17,712,013)
Net change in cash and cash equivalents	(77,041,922)	76,224,083
Cash and cash equivalents, beginning of period	100,204,531	23,980,448
Cash and cash equivalents, end of period	23,162,609	100,204,531
Reconciliation of net income to net cash from operating activities
Net income	13,868,768	93,274,243
Decrease in accrued income receivable	378,398	799,597
(Increase) decrease in contract asset	(23,340)	211,254
(Increase) decrease in prepaid expenses	(24,853)	175,129
Increase (decrease) in accrued expenses	205,575	(524,127)
Net cash from operating activities	$ 14,404,548	$ 93,936,096